RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)				3 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Jul. 07, 2020	Jul. 01, 2020	Feb. 14, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Jul. 28, 2021	Mar. 03, 2021	Feb. 14, 2021
Related Party Transaction [Line Items]
Repayment of promissory note - related party					$ 150,000	$ 0	$ 150,000
Loans for working capital purpose								$ 4,000,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 250,000							$ 250,000
Repayment of promissory note - related party	$ 140,000		$ 150,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000
Expenses incurred				$ 30,000		90,000
Expenses incurred and paid							60,000
Account payable and accrued expense related to related party				10,000		10,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum Loans Convertible Into Warrants				$ 1,500,000		$ 1,500,000	$ 1,500,000
Price of warrants (in dollars per share)				$ 1.00		$ 1.00	$ 1.00
Loans for working capital purpose									$ 1,500,000
Sponsor Loan
Related Party Transaction [Line Items]
Aggregate amount of loan								$ 4,000,000
Amount outstanding				$ 0		$ 0
Subsequent Event
Related Party Transaction [Line Items]
Loans for working capital purpose									$ 1,500,000